Note 15 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Dec. 31, 2024 USD ($)
2025	$ 1,101,742
2026	624,220
2027	465,478
2028	339,193
2029	193,996
2030 and thereafter	138,426
Total	$ 2,863,055